Acquisition Date Fair Value of Consideration Transferred, Plus Settlement of Preexisting Relationships and Noncontrolling Interest (Detail) (Vogins Technology Co. Limited ("Vogins BVI"), CNY)
In Thousands, unless otherwise specified
	0 Months Ended
	Nov. 29, 2013	Nov. 29, 2013
Vogins Technology Co. Limited ("Vogins BVI")
Business Acquisition [Line Items]
Cash	1,097
Settlements of the preexisting relationships with Vogins BVI	13,894
Less: Consideration allocated to the 49% noncontrolling interest obtained	(2,063)
Fair value of 9.4% noncontrolling interest in Vogins BVI	1,416	1,416
Total of acquisition date fair value of the consideration transferred, settlements of the preexisting relationships, and noncontrolling interest in the acquired company	14,344